Current Taxes and Deferred Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Major components of tax expense (income) [abstract]
Schedule of total tax receivable

	2018	2019
	MCh$	MCh$

Income taxes	134,781	222,266
Less:
Monthly prepaid taxes (PPM)	(126,917)	(143,200)
Credit for training expenses	(2,224)	(1,900)
Other	(1,410)	(1,234)
Total tax (receivable) payable, net	4,230	75,932

	2018	2019
	MCh$	MCh$

Current tax assets	677	357
Current tax liabilities	(4,907)	(76,289)
Total tax receivable (payable), net	(4,230)	(75,932)

Schedule of income tax expenses

	2017	2018	2019
	MCh$	MCh$	MCh$
Income tax expense:
Current year taxes	105,024	143,136	232,404
Tax from previous period	(1,401)	2,574	(331)
Subtotal	103,623	145,710	232,073
(Credit) charge for deferred taxes:
Origin and reversal of temporary differences	20,043	11,435	(58,733)
Effect of changes in tax rate	(5,729)	―	―
Subtotal	14,314	11,435	(58,733)
Other	(2,576)	2,623	321
Net charge to income for income taxes	115,361	159,768	173,661

Tax Rate	25.50%	27.00%	27.00%

Schedule of reconciliation of effective tax rate
	2017		2018		2019
	Tax rate %	MCh$	Tax rate %	MCh$	Tax rate %	MCh$
Income tax calculated on net income before tax	25.50	175,298	27.00	206,116	27.00	209,901
Subordinated Debt Payment (*)	(5.67)	(38,997)	(3.21)	(24,515)	―	―
Additions or deductions (**)	(2.88)	(19,794)	(4.18)	(31,894)	(5.10)	(39,612)
Effect of changes in tax rate	(0.83)	(5,729)	―	―	―	―
Other	0.67	4,583	1.32	10,061	0.43	3,372
Effective rate and income tax expense	16.79	115,361	20.93	159,768	22.34	173,661

(*)	The tax expense related to the subordinated debt held by SAOS S.A, it ended during the current fiscal year, as a result of the generation of sufficient resources to pay off the total debt.
(**)	The deductions of the tax rate for 2017, 2018 and 2019 mainly relate to permanent differences between tax and financial accounting rules.

Schedule of effect of deferred taxes on income and equity

	Balance as of	Effect		Balance as of	Effect		Balance as of
	January 1, 2018	Income	Equity	December 31, 2018	Income	Equity	December 31, 2019
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Debit differences:
Allowances for loan losses	138,643	3,232	―	141,875	9,606	―	151,481
Personnel provisions	12,521	756	―	13,277	3,720	―	16,997
Staff vacations	6,908	333	―	7,241	203	―	7,444
Accrued interest and indexation adjustments from past due loans	3,414	(182)	―	3,232	442	―	3,674
Staff severance indemnities provision	1,457	(8)	35	1,484	(59)	66	1,491
Provisions of credit card expenses	8,955	858	―	9,813	(1,592)	―	8,221
Provisions of accrued expenses	16,358	(9,450)	―	6,908	3,656	―	10,564
Derivative instruments adjustments	―	1,356	―	1,356	114	―	1,470
Adjustment for valuation and impairment of financial assets at fair value through OCI	―	(419)	1,365	946	―	(946)	―
Leasing	32,549	669	―	33,218	8,574	―	41,792
Other adjustments	6,246	(5,233)	1	1,014	35,510	(1)	36,523
Total debit differences	227,051	(8,088)	1,401	220,364	60,174	(881)	279,657
Credit differences:
Depreciation of property and equipment and investment properties	14,281	709	―	14,990	534	―	15,524
Adjustment for valuation and impairment of financial assets at fair value through OCI	2,392	―	(2,392)	―	(937)	3,382	2,445
Transitory assets	5,486	28	―	5,514	2,815	―	8,329
Derivative instruments adjustments	4,378	(4,378)	―	―	―	―	―
Accrued interest to effective rate	1,603	(39)	―	1,564	(183)	―	1,381
Advance payment of lump-sum under union contracts	―	6,699	―	6,699	(3,365)	―	3,334
Intangible assets amortization	5,503	―	―	5,503	―	―	5,503
Other adjustments	8,943	328	―	9,271	2,577	―	11,848
Total credit differences	42,586	3,347	(2,392)	43,541	1,441	3,382	48,364
Total Assets (Liabilities), net	184,465	(11,435)	3,793	176,823	58,733	(4,263)	231,293